LOANS (Tables)	12 Months Ended
Dec. 31, 2014
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2014
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Leasing	Total
Pass	$1,268,456	$195,826	$2,055,432	$75,839	$3,595,553
Special Mention	30,492	0	21,448	1,728	53,668
Substandard	16,166	1,745	63,787	0	81,698
Doubtful	0	0	0	0	0
Total	$1,315,114	$197,571	$2,140,667	$77,567	$3,730,919

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$490,314	$46,806	$452,281	$38,475	$1,027,876
Nonperforming	11,580	514	6,346	0	18,440
Total	$501,894	$47,320	$458,627	$38,475	$1,046,316

	As of December 31, 2013
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Leasing	Total
Pass	$1,016,357	$80,586	$1,604,836	$80,135	$2,781,914
Special Mention	25,064	65	36,736	0	61,865
Substandard	36,147	8,646	124,048	0	168,841
Doubtful	416	0	0	0	416
Total	$1,077,984	$89,297	$1,765,620	$80,135	$3,013,036

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$425,058	$52,195	$421,203	$37,962	$936,418
Nonperforming	8,606	579	4,875	0	14,060
Total	$433,664	$52,774	$426,078	$37,962	$950,478

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2014
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial	$1,002	$3,647	$2,110	$6,759	$1,290,975	$1,297,734	$17,380	$1,315,114	$0
Real estate - construction	276	0	223	499	195,773	196,272	1,299	197,571	0
Real estate - commercial	8,356	838	13,952	23,146	1,944,207	1,967,353	173,314	2,140,667	0
Real estate - residential	1,198	344	4,224	5,766	426,908	432,674	69,220	501,894	0
Installment	133	17	272	422	44,235	44,657	2,663	47,320	0
Home equity	697	466	4,079	5,242	452,357	457,599	1,028	458,627	0
Other	1,133	128	216	1,477	114,565	116,042	0	116,042	216
Total	$12,795	$5,440	$25,076	$43,311	$4,469,020	$4,512,331	$264,904	$4,777,235	$216

	As of December 31, 2013
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial	$2,076	$496	$7,619	$10,191	$1,024,995	$1,035,186	$42,798	$1,077,984	$0
Real estate - construction	0	0	223	223	80,518	80,741	8,556	89,297	0
Real estate - commercial	7,984	4,269	13,995	26,248	1,464,571	1,490,819	274,801	1,765,620	0
Real estate - residential	2,030	685	5,526	8,241	344,690	352,931	80,733	433,664	0
Installment	213	40	384	637	46,914	47,551	5,223	52,774	0
Home equity	1,224	328	3,375	4,927	420,176	425,103	975	426,078	0
Other	689	148	218	1,055	117,042	118,097	0	118,097	218
Total	$14,216	$5,966	$31,340	$51,522	$3,498,906	$3,550,428	$413,086	$3,963,514	$218

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2014 and 2013:

	Years ended December 31,
	2014			2013
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial	24	$5,282	$4,256	15	$8,582	$6,431
Real estate - construction	0	0	0	0	0	0
Real estate - commercial	16	5,235	3,937	18	4,925	3,477
Real estate - residential	31	1,767	1,516	38	2,612	2,317
Installment	8	47	29	18	333	227
Home equity	36	1,977	1,036	42	1,615	1,117
Total	115	$14,308	$10,774	131	$18,067	$13,569

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2014 and 2013.

	Years Ended December 31,
(Dollars in thousands)	2014	2013
Extended maturities	$6,961	$8,146
Adjusted interest rates	299	520
Combination of rate and maturity changes	991	950
Forbearance	373	0
Other (1)	2,150	3,953
Total	$10,774	$13,569
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2014		2013
(Dollars in thousands)	Number of loans	Period end balance	Number of loans	Period end balance
Commercial	1	$143	4	$4,875
Real estate - construction	0	0	0	0
Real estate - commercial	2	182	3	236
Real estate - residential	3	29	3	112
Installment	0	0	4	24
Home equity	3	91	8	198
Total	9	$445	22	$5,445

Nonaccrual, Restructured and Impaired Loans
Loans classified as nonaccrual, excluding purchased impaired loans and loans modified as TDRs, are considered impaired. First Financial had purchased impaired loans of $264.9 million, $413.1 million and $687.3 million as of December 31, 2014, 2013 and 2012, respectively. The following table provides information on impaired loans, excluding purchased impaired loans, as of December 31:

(Dollars in thousands)	2014	2013	2012
Impaired loans
Nonaccrual loans (1)
Commercial	$6,627	$8,474	$20,391
Real estate-construction	223	223	2,102
Real estate-commercial	27,969	18,635	37,963
Real estate-residential	7,241	8,606	7,869
Installment	451	579	452
Home equity	5,958	4,875	7,479
Other	0	0	507
Total nonaccrual loans	48,469	41,392	76,763
Accruing troubled debt restructurings	15,928	15,429	10,856
Total impaired loans	$64,397	$56,821	$87,619

Interest income effect
Gross amount of interest that would have been recorded under original terms	$3,581	$4,698	$5,515
Interest included in income
Nonaccrual loans	537	560	872
Troubled debt restructurings	456	444	338
Total interest included in income	993	1,004	1,210
Net impact on interest income	$2,588	$3,694	$4,305

Commitments outstanding to borrowers with nonaccrual loans	$0	$38	$3,489
(1) Nonaccrual loans include nonaccrual TDRs of $12.3 million, $13.8 million and $14.1 million as of December 31, 2014, 2013 and 2012, respectively.

Investment in Impaired Loans
First Financial's investment in impaired loans is as follows:

	As of December 31, 2014
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial	$7,611	$9,284	$0	$7,146	$146
Real estate - construction	223	443	0	223	0
Real estate - commercial	19,285	23,631	0	15,653	285
Real estate - residential	9,561	10,867	0	9,485	182
Installment	514	577	0	513	8
Home equity	6,246	9,041	0	5,658	85
Other	0	0	0	0	0
Total	43,440	53,843	0	38,678	706

Loans with an allowance recorded
Commercial	2,398	2,605	739	4,234	57
Real estate - construction	0	0	0	0	0
Real estate - commercial	16,439	17,662	4,002	11,471	187
Real estate - residential	2,019	2,080	310	2,088	40
Installment	0	0	0	0	0
Home equity	101	101	2	101	3
Other	0	0	0	0	0
Total	20,957	22,448	5,053	17,894	287

Total
Commercial	10,009	11,889	739	11,380	203
Real estate - construction	223	443	0	223	0
Real estate - commercial	35,724	41,293	4,002	27,124	472
Real estate - residential	11,580	12,947	310	11,573	222
Installment	514	577	0	513	8
Home equity	6,347	9,142	2	5,759	88
Other	0	0	0	0	0
Total	$64,397	$76,291	$5,053	$56,572	$993

	As of December 31, 2013
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial	$6,087	$8,214	$0	$12,544	$176
Real estate - construction	223	443	0	599	0
Real estate - commercial	13,704	19,079	0	18,349	384
Real estate - residential	10,291	12,087	0	10,225	152
Installment	647	668	0	465	6
Home equity	5,101	7,007	0	5,756	59
Other	0	0	0	156	0
Total	36,053	47,498	0	48,094	777

Loans with an allowance recorded
Commercial	7,013	8,353	2,080	5,047	71
Real estate - construction	0	0	0	726	7
Real estate - commercial	11,638	14,424	2,872	21,098	110
Real estate - residential	2,016	2,072	348	1,997	37
Installment	0	0	0	0	0
Home equity	101	101	2	101	2
Other	0	0	0	167	0
Total	20,768	24,950	5,302	29,136	227

Total
Commercial	13,100	16,567	2,080	17,591	247
Real estate - construction	223	443	0	1,325	7
Real estate - commercial	25,342	33,503	2,872	39,447	494
Real estate - residential	12,307	14,159	348	12,222	189
Installment	647	668	0	465	6
Home equity	5,202	7,108	2	5,857	61
Other	0	0	0	323	0
Total	$56,821	$72,448	$5,302	$77,230	$1,004

	As of December 31, 2012
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial	$19,459	$21,929	$0	$13,863	$277
Real estate - construction	462	672	0	3,857	15
Real estate - commercial	18,768	24,794	0	17,707	295
Real estate - residential	9,222	10,817	0	8,463	81
Installment	452	556	0	452	2
Home equity	7,478	9,392	0	4,429	24
Other	337	337	0	78	0
Total	56,178	68,497	0	48,849	694

Loans with an allowance recorded
Commercial	3,560	4,252	1,151	5,350	161
Real estate - construction	1,640	2,168	838	5,033	81
Real estate - commercial	24,014	25,684	7,155	25,499	235
Real estate - residential	1,956	2,003	290	2,278	38
Installment	0	0	0	0	0
Home equity	101	101	2	81	1
Other	170	170	92	34	0
Total	31,441	34,378	9,528	38,275	516

Total
Commercial	23,019	26,181	1,151	19,213	438
Real estate - construction	2,102	2,840	838	8,890	96
Real estate - commercial	42,782	50,478	7,155	43,206	530
Real estate - residential	11,178	12,820	290	10,741	119
Installment	452	556	0	452	2
Home equity	7,579	9,493	2	4,510	25
Other	507	507	92	112	0
Total	$87,619	$102,875	$9,528	$87,124	$1,210

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2014 (1)	2013 (1)	2012 (1)
Balance at beginning of year	$46,926	$41,388	$56,135
Additions
Commercial	8,208	35,966	23,500
Residential	2,329	1,734	6,456
Total additions	10,537	37,700	29,956
Disposals
Commercial	28,933	25,214	30,616
Residential	1,637	2,105	4,741
Total disposals	30,570	27,319	35,357
Valuation adjustments
Commercial	3,765	4,184	8,162
Residential	454	659	1,184
Total valuation adjustments	4,219	4,843	9,346
Balance at end of year	$22,674	$46,926	$41,388

(1) Includes OREO subject to loss sharing agreements of $0.3 million, $27.1 million and $28.9 million at December 31, 2014, 2013 and 2012, respectively.

Indemnification Asset Rollforward [Table Text Block]
Changes in the balance of the FDIC indemnification asset and the related impact to the Consolidated Statements of Income are presented in the table that follows:

(Dollars in thousands)	Years ended December 31,
	2014	2013	2012	Affected Line Item in the Consolidated Statements of Income
Balance at beginning of year	$45,091	$119,607	$173,009
Adjustments not reflected in income
Net FDIC claims (received) / paid	(6,785)	(22,103)	(60,169)
Adjustments reflected in income
Amortization	(5,531)	(7,672)	(7,332)	Interest income, other earning assets
FDIC loss sharing income	365	3,720	35,346	Noninterest income, FDIC loss sharing income
Offset to accelerated discount	(10,474)	(26,044)	(21,247)	Noninterest income, accelerated discount on covered loans
Impairment valuation adjustment	0	(22,417)	0	Noninterest expenses, FDIC indemnification impairment
Balance at end of year	$22,666	$45,091	$119,607

Loans Excluded from FASB ASC Topic 310-30
LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans [Abstract]
Accretable Yield for Acquired Loans
Changes in the carrying amount of accretable difference for purchased impaired loans for the years ended December 31 were as follows:

(Dollars in thousands)	2014	2013	2012
Balance at beginning of year	$133,671	$224,694	$344,410
Reclassification from non-accretable difference	23,216	1,470	29,606
Accretion	(33,730)	(58,422)	(91,485)
Other net activity (1)	(16,535)	(34,071)	(57,837)
Balance at end of year	$106,622	$133,671	$224,694
 (1)  Includes the impact of loan repayments and charge-offs.